SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 PARENT COMPANY CNY	Dec. 31, 2012 PARENT COMPANY CNY	Dec. 31, 2011 PARENT COMPANY CNY
CONDENSED FINANCIAL INFORMATION OF PARENT
Operating costs and expenses					(18,991)	(19,505)	(19,685)
Income from operations	5,589	33,833	27,381	19,782	(18,991)	(19,505)	(19,685)
Other income	148	893	19,808	9,403	956	472	1,127
Equity in earnings of subsidiaries					57,585	94,669	11,608
Net income (loss)	6,534	39,550	75,636	(6,950)	39,550	75,636	(6,950)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	(134)	(810)	(62)	(1,661)	(1,977)	(69)	(1,315)
Comprehensive income (loss)	$ 6,400	38,740	75,574	(8,611)	37,573	75,567	(8,265)